RESTRICTED NET ASSETS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets [Abstract]
Minimum percentage of after tax profit to be allocated to statutory reserve	10.00%
Percentage of registered capital where entity has the right to discontinue allocations to the statutory reserve	50.00%
Amounts restricted that include paid in capital and statutory reserve funds, as determined pursuant to PRC GAAP	¥ 738,494	¥ 217,199	¥ 217,199